Operating revenue (Tables)	12 Months Ended
Dec. 31, 2025
Operating Revenue
Schedule of conciliation from gross operating income to net operating income

	2025	2024	2023

Revenue from sanitation services (i)	24,761,056	23,894,855	21,513,442
Construction revenue	14,437,363	6,225,871	5,600,332
FAUSP (a)	(966,169)	(395,179)	-
Financial asset of the concession (ii)	1,676,434	9,151,310	-
PIS and Cofins	(1,702,667)	(2,632,653)	(1,457,125)
Regulation, Control and Oversight Fee (TRCF) (iii)	(113,967)	(98,727)	(84,593)
Operating revenue	38,092,050	36,145,477	25,572,056

(i)	Include R$ 122,655 referring to the TRCF charged from customers from January to December 2025 (R$ 117,878 from January to December 2024, respectively), in the municipalities regulated by ARSESP.
(ii)	See Note 16.
(iii)	Amount referring to regulatory, control, and oversight activities paid to regulatory authorities.